ACQUISITIONS AND DIVESTITURES - Narrative (Details)								3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Jan. 24, 2020 Rate	Jan. 01, 2020 Rate	Dec. 10, 2019 USD ($) Rate shares	Nov. 28, 2019 USD ($) Rate	Sep. 17, 2019 Rate shares	Mar. 10, 2019 Rate	Sep. 24, 2018 USD ($)	Dec. 31, 2019 USD ($) Rate	Sep. 30, 2019 USD ($) $ / bbl	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) Rate	Jun. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Rate	Sep. 16, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 18, 2019 USD ($)	Jan. 01, 2019 USD ($) shares Rate	Oct. 02, 2018 shares
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		16.00%
Adjustments for fair value losses (gains)															$ (1,886,000,000)	$ 0
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination															18,000,000
Shandong Gold [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)							$ 300,000,000
Number of equity interests acquired (shares) | shares																			120,000,000
Massawa [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold | Rate			90.00%
Consideration paid (received)			$ 430,000,000
Cash consideration received															(380,000,000)
Proportion of consideration | Rate			92.50%
Loan issued for part financing			$ 25,000,000
Number of shares in entity held by entity or by its subsidiaries or associates | shares			19,164,403
Massawa [Member] | Teranga Gold Corporation [Member]
Disclosure of detailed information about business combination [line items]
Debt instruments issued			$ 225,000,000
Proportion of interest held by shareholders | Rate			11.45%
Proportion of interest held by shareholders | Rate			11.45%
Massawa [Member] | Cash and equivalents
Disclosure of detailed information about business combination [line items]
Cash consideration received			$ (300,000,000)
Massawa [Member] | Contingent payment [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration received			$ (50,000,000)
KCGM
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold | Rate				50.00%
Consideration paid (received)				$ 750,000,000
Gain (loss) on transaction				$ 408,000,000											$ 408,000,000
Barrick Nevada Mines [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary | Rate											100.00%
Acacia Mining PLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold | Rate	16.00%
Proportion of interest held by shareholders | Rate					1.00%
Increase (decrease) through change in equity of subsidiaries, equity									$ 70,000,000
Share for share exchange | shares					0.168
Number of shares issued | shares					24,836,670
Proportion of ownership interests held by non-controlling interests					36.10%										0.00%
Proportion of ownership interest in subsidiary		84.00%			100.00%			100.00%					63.90%	63.90%
Mineral price (gold, in dollars per ounce; copper, in dollars per pound)												1,200
Proportion of interest held by shareholders | Rate					1.00%
Turquoise Ridge
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests															38.50%
Proportion of ownership interest in subsidiary															61.50%
Nevada Gold Mines
Disclosure of detailed information about business combination [line items]
Increase (decrease) through change in equity of subsidiaries, equity															$ 7,555,000,000
Proportion of ownership interests held by non-controlling interests															39.00%
Proportion of ownership interest in subsidiary															61.50%
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / bbl									1,300
Randgold [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination															$ 37,000,000
Barrick Gold Corporation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of interest held by shareholders | Rate																		66.70%
Proportion of interest held by shareholders | Rate																		66.70%
Newmont [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value											$ 3,897,000,000
Percentage of voting equity interests acquired | Rate						61.50%
Proportion of ownership interests held by non-controlling interests | Rate						38.50%
Non-controlling interest in acquiree recognised at acquisition date									$ 1,645,000,000		$ 2,440,000,000		$ 1,645,000,000
Revenue of acquiree since acquisition date										$ 1,184,000,000
Revenue of combined entity as if combination occurred at beginning of period															10,745,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period															4,500,000,000
Profit (loss) of acquiree since acquisition date										322,000,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination															30,000,000
Randgold Corporation [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value																		$ 7,909,000,000
Percentage of voting equity interests acquired | Rate																		100.00%
Share for share exchange | shares																		6.1280
Non-controlling interest in acquiree recognised at acquisition date																		$ 872,000,000
Revenue of acquiree since acquisition date															1,390,000,000
Profit (loss) of acquiree since acquisition date															241,000,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination															37,000,000
Number of instruments or interests issued or issuable | shares																		583,669,178
Fair value of acquired receivables																		$ 193,000,000
Tax claims related to foreign operations								$ 275,000,000		275,000,000					275,000,000			$ 267.7
Taxes recoverable								60,000,000		60,000,000					60,000,000
Randgold Corporation [Member] | Randgold Corporation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of interest held by shareholders | Rate																		33.30%
Proportion of interest held by shareholders | Rate																		33.30%
Turquoise Ridge
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture | Rate											75.00%
MALI | Randgold [Member]
Disclosure of detailed information about business combination [line items]
Tax claims related to foreign operations								$ 92,000,000		$ 92,000,000	$ 275,000,000				$ 92,000,000			$ 267,700,000
Taxes recoverable																	$ 60,000,000	41,100,000
Fair value of taxes recoverable																		$ 0.0